UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Habrok Capital Management LLP
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Address:    6th Floor, 103 Mount Street
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            London, United Kingdom W1K 2TJ
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11645
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Sandra Crane
           --------------------------------------------------
Title:       Chief Operating Officer
           --------------------------------------------------
Phone:       44-207-851-3902
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ SANDRA CRANE                   London, United Kingdom    May 15, 2013
-----------------------------      -------------------      ----------------
  [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          9
                                               -------------

Form 13F Information Table Value Total:         $149,616
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name


NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   25,764   247,257 SH       SOLE                  247,257      0    0
CHESAPEAKE ENERGY CORP       COM            165167107   16,328   800,000 SH       SOLE                  800,000      0    0
LAS VEGAS SANDS CORP         COM            517834107   20,500   363,800 SH       SOLE                  363,800      0    0
LIMITED BRANDS INC           COM            532716107    7,025   157,300 SH       SOLE                  157,300      0    0
PROMOTORA DE INFORMACIONES S ADR CL A SHS   74343G204       28    25,168 SH       SOLE                   25,168      0    0
PROMOTORA DE INFORMACIONES S ADR CL B CONV  74343G303      686   557,509 SH       SOLE                  557,509      0    0
SIGNET JEWELERS LIMITED      SHS            G81276100    5,943    88,700 SH       SOLE                   88,700      0    0
WELLS FARGO & CO NEW         COM            949746101   62,336 1,685,200 SH       SOLE                1,685,200      0    0
YUM BRANDS INC               COM            988498101   11,007   153,000 SH       SOLE                  153,000      0    0